Promissory Note - Third Party	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Sep. 30, 2025
Promissory Note - Third Party
Promissory Note - Third Party

Note 9 — Promissory Note - Third Party

On March 25, 2025, the Company entered into a promissory note with Dr. Tham Seng Kong, who is one of the parties of the Merger Agreement, for an amount of $300,000 for the purpose of working capital. The promissory note is non-interest bearing and repayable upon consummation of an initial Business Combination. As of March 31, 2025, $30,000 had been borrowed under the promissory note.

Note 8 — Promissory Note - Third Party

On March 25, 2025, May 27, 2025, and August 11, 2025, the Company entered into three promissory notes with Dr. Tham Seng Kong, who is one of the parties of the Merger Agreement, for $300,000, $350,000 and $250,000 respectively, for the purpose of working capital. The promissory notes are non-interest bearing and repayable upon consummation of an initial Business Combination. As of September 30, 2025, $720,000 had been borrowed under the promissory notes.

On October 13, 2025, the Company entered into an additional promissory note with Dr. Tham Seng Kong, for $130,000, for the purpose of working capital. The promissory note is non-interest bearing and repayable upon consummation of an initial Business Combination.

Up to the date the unaudited consolidated financial statements were issued, $1,020,000 had been borrowed under the promissory notes issued to Dr. Tham Seng Kong and remained unpaid.